Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party Transactions

The Company uses facilities maintained by JJV, who is responsible for paying rent and related overhead expenses, in exchange for compensation. The related compensation expense for JJV for the three months ended March 31, 2017 and 2016 were $35,847 and $61,456, respectively.

From time to time the JJV may acquire certain troubled assets from third parties who are not existing Company borrowers. JJV has borrowed money from the Company to finance these arrangements. The real estate purchased is held by JJV in trust for the Company. The Company accounts for these arrangements as separate loans to JJV. The income earned on these loans is equivalent to the income earned on similar loans in the portfolio. All underwriting guidelines are adhered to. The mortgage documents allow JJV to sell the properties in case of default with proceeds in excess of loan principal and accrued expense being returned to the borrower. During the three months ended March 31, 2017, the Company did not enter into any new loan agreements with JJV. The principal balance of the loans to JJV at March 31, 2017 were $1,241,522.

During the three months ended March 31, 2017 and 2016, JJV was paid $79,341 and $117,221, respectively, related to origination fees. (See Note 7.)

During the three months ended March 31, 2017 and 2016, JJV paid $35,745 and $43,323, respectively, of interest on borrowings from the Company.

Prior to the date of the Exchange, JJV frequently paid for costs on behalf of the Company. These costs include insurance and real estate taxes where the Company has been notified that the borrower is in default, costs of any actions (i.e., foreclosures) commenced by the Company to enforce its rights or collect amounts due from borrowers who have defaulted on their obligations to the Company as well as other related costs that the Company deems appropriate to protects its interests. Salaries and payroll taxes paid for by JJV on behalf of the Company are included in other fees and taxes. For the three months ended March 31, 2017 and 2016, the Manager charged the Company $9,035 and -0-, respectively, for certain payroll and related costs. Unreimbursed costs advanced and unpaid by the Manager on behalf of the Company as of March 31, 2017 and 2016 were $4,905 and $101,094, respectively, and are included in due to stockholders on the Company’s balance sheets. After the date of the Exchange, JJV has not advanced funds for the payment of Company costs.

At March 31, 2017, the total amounts owed by the Company to the stockholder was $25,568.

On February 9, 2017, the Company purchased computer hardware, software and furniture and fixtures totaling $92,806 from JJV at cost.

9.	Related Party Transactions

The Manager is also a member in the Company. The Company uses facilities maintained by the Manager, who is responsible for paying rent and related overhead expenses, in exchange for compensation, as discussed in Note 8. The related compensation expense for the Manager for the years ended December 31, 2016 and 2015 were $350,229 and $210,407, respectively.

From time to time the Manager may acquire certain troubled assets from third parties who are not existing Company borrowers. The Manager has borrowed money from the Company to finance these arrangements. The real estate purchased is held by the Manager in trust for the Company. The Company accounts for these arrangements as separate loans to the Manager. The income earned on these loans is equivalent to the income earned on similar loans in the portfolio. All underwriting guidelines are adhered to. The mortgage documents allow the Manager to sell the properties in case of default with proceeds in excess of loan principal and accrued expense being returned to the borrower. During the year ended December 31, 2016, the Company did not enter into any new loan agreements with the Manager. During the year ended December 31, 2015, the Company entered into one new loan agreement with the Manager in the amount of $800,000. The principal balance of the loans to the Manager at December 31, 2016 and 2015 were $1,229,022 and $1,515,000 respectively.

During the years ended December 31, 2016 and 2015, the Manager was paid $636,260 and $541,600, respectively, related to origination fees. (See Note 8.)

During the years ended December 31, 2016 and 2015, the Manager paid $166,193 and $108,932, respectively, of interest on borrowings from the Company.

The Manager frequently pays for costs on behalf of the Company. These costs include insurance and real estate taxes where the Company has been notified that the borrower is in default, costs of any actions (i.e., foreclosures) commenced by the Company to enforce its rights or collect amounts due from borrowers who have defaulted on their obligations to the Company as well as other related costs that the Company deems appropriate to protects its interests. Salaries and payroll taxes paid for by JJV on behalf of the Company are included in other fees and taxes. For 2016, the Manager charged the Company $20,392 for certain payroll and related costs. Unreimbursed costs advanced and unpaid by the Manager on behalf of the Company as of December 31, 2016 and 2015 were $64,794 and $60,499, respectively, and are included in due to member on the Company’s balance sheets.

At December 31, 2016 and 2015, the total amounts owed by the Company to the Manager were $656,296 and $230,409, respectively, which are reflected as due to member on the Company’s balance sheets.